TAXATION - Schedule of Income before Income Tax, Domestic and Foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Loss before tax
(Loss)/income from PRC entities	¥ (113,848)		¥ 244,163	¥ (5,399)
(Loss)/Income from overseas entities	7,300		(35,141)	(103,161)
Total (loss)/income before tax	¥ (106,548)	$ (15,448)	¥ 209,022	¥ (108,560)